PREPAID EXPENSES AND OTHER ASSETS	12 Months Ended
Dec. 31, 2019
Prepaid Expenses And Other Assets [Abstract]
PREPAID EXPENSES AND OTHER ASSETS [Text Block]

7. PREPAID EXPENSES AND OTHER ASSETS

Prepaid expenses and other assets are comprised of:

	2019	2018

Prepaid expenses	$1,735	$1,464
Foreign exchange forward contracts designated as cash flow hedges	229	-
Loyalty reward currency inventory	189	2,154
Prepaid expenses and current portion of other assets	$2,153	$3,618

Non-current portion of loyalty reward currency inventory	$216	$-
Other assets	$216	$-